Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Advisor Series II
Entity Central Index Key	0000795422
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Fidelity Mortgage Securities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mortgage Securities Fund
Class Name	Fidelity® Mortgage Securities Fund
Trading Symbol	FMSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mortgage Securities Fund	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 746,917,011
Holdings Count | shares	1,644
Investment Company Portfolio Turnover	701.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$746,917,011
Number of Holdings	1,644
Portfolio Turnover	701%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 98.5 AAA 7.7 AA 0.6 A 0.1 BB 0.1 Not Rated 15.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 98.5 AAA - 7.7 AA - 0.6 A - 0.1 BB - 0.1 Not Rated - 15.6 Short-Term Investments and Net Other Assets (Liabilities) - (22.6)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 94.5 CMOs and Other Mortgage Related Securities 18.8 Asset-Backed Securities 5.1 U.S. Treasury Obligations 4.0 Options 0.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 94.5 CMOs and Other Mortgage Related Securities - 18.8 Asset-Backed Securities - 5.1 U.S. Treasury Obligations - 4.0 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (22.6)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 27.2 Ginnie Mae II Pool 25.6 Freddie Mac Gold Pool 21.0 Uniform Mortgage Backed Securities 16.1 Freddie Mac Multifamily Structured pass-thru certificates 6.1 Fannie Mae Guaranteed REMIC 3.7 Ginnie Mae I Pool 3.4 US Treasury Notes 2.5 US Treasury Bonds 1.5 Freddie Mac Non Gold Pool 1.2 108.3
Fidelity Advisor Mortgage Securities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mortgage Securities Fund
Class Name	Fidelity Advisor® Mortgage Securities Fund Class Z
Trading Symbol	FIKUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 746,917,011
Holdings Count | shares	1,644
Investment Company Portfolio Turnover	701.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$746,917,011
Number of Holdings	1,644
Portfolio Turnover	701%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 98.5 AAA 7.7 AA 0.6 A 0.1 BB 0.1 Not Rated 15.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 98.5 AAA - 7.7 AA - 0.6 A - 0.1 BB - 0.1 Not Rated - 15.6 Short-Term Investments and Net Other Assets (Liabilities) - (22.6)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 94.5 CMOs and Other Mortgage Related Securities 18.8 Asset-Backed Securities 5.1 U.S. Treasury Obligations 4.0 Options 0.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 94.5 CMOs and Other Mortgage Related Securities - 18.8 Asset-Backed Securities - 5.1 U.S. Treasury Obligations - 4.0 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (22.6)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 27.2 Ginnie Mae II Pool 25.6 Freddie Mac Gold Pool 21.0 Uniform Mortgage Backed Securities 16.1 Freddie Mac Multifamily Structured pass-thru certificates 6.1 Fannie Mae Guaranteed REMIC 3.7 Ginnie Mae I Pool 3.4 US Treasury Notes 2.5 US Treasury Bonds 1.5 Freddie Mac Non Gold Pool 1.2 108.3
Fidelity Advisor Mortgage Securities Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mortgage Securities Fund
Class Name	Fidelity Advisor® Mortgage Securities Fund Class M
Trading Symbol	FMSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Net Assets	$ 746,917,011
Holdings Count | shares	1,644
Investment Company Portfolio Turnover	701.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$746,917,011
Number of Holdings	1,644
Portfolio Turnover	701%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 98.5 AAA 7.7 AA 0.6 A 0.1 BB 0.1 Not Rated 15.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 98.5 AAA - 7.7 AA - 0.6 A - 0.1 BB - 0.1 Not Rated - 15.6 Short-Term Investments and Net Other Assets (Liabilities) - (22.6)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 94.5 CMOs and Other Mortgage Related Securities 18.8 Asset-Backed Securities 5.1 U.S. Treasury Obligations 4.0 Options 0.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 94.5 CMOs and Other Mortgage Related Securities - 18.8 Asset-Backed Securities - 5.1 U.S. Treasury Obligations - 4.0 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (22.6)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 27.2 Ginnie Mae II Pool 25.6 Freddie Mac Gold Pool 21.0 Uniform Mortgage Backed Securities 16.1 Freddie Mac Multifamily Structured pass-thru certificates 6.1 Fannie Mae Guaranteed REMIC 3.7 Ginnie Mae I Pool 3.4 US Treasury Notes 2.5 US Treasury Bonds 1.5 Freddie Mac Non Gold Pool 1.2 108.3
Fidelity Advisor Mortgage Securities Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mortgage Securities Fund
Class Name	Fidelity Advisor® Mortgage Securities Fund Class I
Trading Symbol	FMSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 746,917,011
Holdings Count | shares	1,644
Investment Company Portfolio Turnover	701.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$746,917,011
Number of Holdings	1,644
Portfolio Turnover	701%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 98.5 AAA 7.7 AA 0.6 A 0.1 BB 0.1 Not Rated 15.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 98.5 AAA - 7.7 AA - 0.6 A - 0.1 BB - 0.1 Not Rated - 15.6 Short-Term Investments and Net Other Assets (Liabilities) - (22.6)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 94.5 CMOs and Other Mortgage Related Securities 18.8 Asset-Backed Securities 5.1 U.S. Treasury Obligations 4.0 Options 0.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 94.5 CMOs and Other Mortgage Related Securities - 18.8 Asset-Backed Securities - 5.1 U.S. Treasury Obligations - 4.0 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (22.6)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 27.2 Ginnie Mae II Pool 25.6 Freddie Mac Gold Pool 21.0 Uniform Mortgage Backed Securities 16.1 Freddie Mac Multifamily Structured pass-thru certificates 6.1 Fannie Mae Guaranteed REMIC 3.7 Ginnie Mae I Pool 3.4 US Treasury Notes 2.5 US Treasury Bonds 1.5 Freddie Mac Non Gold Pool 1.2 108.3
Fidelity Advisor Mortgage Securities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mortgage Securities Fund
Class Name	Fidelity Advisor® Mortgage Securities Fund Class C
Trading Symbol	FOMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 82	1.61%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.61%
Net Assets	$ 746,917,011
Holdings Count | shares	1,644
Investment Company Portfolio Turnover	701.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$746,917,011
Number of Holdings	1,644
Portfolio Turnover	701%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 98.5 AAA 7.7 AA 0.6 A 0.1 BB 0.1 Not Rated 15.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 98.5 AAA - 7.7 AA - 0.6 A - 0.1 BB - 0.1 Not Rated - 15.6 Short-Term Investments and Net Other Assets (Liabilities) - (22.6)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 94.5 CMOs and Other Mortgage Related Securities 18.8 Asset-Backed Securities 5.1 U.S. Treasury Obligations 4.0 Options 0.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 94.5 CMOs and Other Mortgage Related Securities - 18.8 Asset-Backed Securities - 5.1 U.S. Treasury Obligations - 4.0 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (22.6)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 27.2 Ginnie Mae II Pool 25.6 Freddie Mac Gold Pool 21.0 Uniform Mortgage Backed Securities 16.1 Freddie Mac Multifamily Structured pass-thru certificates 6.1 Fannie Mae Guaranteed REMIC 3.7 Ginnie Mae I Pool 3.4 US Treasury Notes 2.5 US Treasury Bonds 1.5 Freddie Mac Non Gold Pool 1.2 108.3
Fidelity Advisor Mortgage Securities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mortgage Securities Fund
Class Name	Fidelity Advisor® Mortgage Securities Fund Class A
Trading Symbol	FMGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Net Assets	$ 746,917,011
Holdings Count | shares	1,644
Investment Company Portfolio Turnover	701.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$746,917,011
Number of Holdings	1,644
Portfolio Turnover	701%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 98.5 AAA 7.7 AA 0.6 A 0.1 BB 0.1 Not Rated 15.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 98.5 AAA - 7.7 AA - 0.6 A - 0.1 BB - 0.1 Not Rated - 15.6 Short-Term Investments and Net Other Assets (Liabilities) - (22.6)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 94.5 CMOs and Other Mortgage Related Securities 18.8 Asset-Backed Securities 5.1 U.S. Treasury Obligations 4.0 Options 0.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 94.5 CMOs and Other Mortgage Related Securities - 18.8 Asset-Backed Securities - 5.1 U.S. Treasury Obligations - 4.0 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (22.6)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 27.2 Ginnie Mae II Pool 25.6 Freddie Mac Gold Pool 21.0 Uniform Mortgage Backed Securities 16.1 Freddie Mac Multifamily Structured pass-thru certificates 6.1 Fannie Mae Guaranteed REMIC 3.7 Ginnie Mae I Pool 3.4 US Treasury Notes 2.5 US Treasury Bonds 1.5 Freddie Mac Non Gold Pool 1.2 108.3
Fidelity Limited Term Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Limited Term Bond Fund
Class Name	Fidelity® Limited Term Bond Fund
Trading Symbol	FJRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Bond Fund	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 3,171,725,178
Holdings Count | shares	1,092
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$3,171,725,178
Number of Holdings	1,092
Portfolio Turnover	66%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 20.1 AAA 7.1 AA 2.1 A 24.5 BBB 33.9 BB 4.6 B 2.6 CCC,CC,C 0.7 D 0.0 Not Rated 4.0 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 20.1 AAA - 7.1 AA - 2.1 A - 24.5 BBB - 33.9 BB - 4.6 B - 2.6 CCC,CC,C - 0.7 D - 0.0 Not Rated - 4.0 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 64.4 U.S. Treasury Obligations 20.1 Asset-Backed Securities 9.1 CMOs and Other Mortgage Related Securities 3.8 Bank Loan Obligations 1.4 Preferred Securities 0.4 Foreign Government and Government Agency Obligations 0.4 U.S. Government Agency - Mortgage Securities 0.0 Preferred Stocks 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 64.4 U.S. Treasury Obligations - 20.1 Asset-Backed Securities - 9.1 CMOs and Other Mortgage Related Securities - 3.8 Bank Loan Obligations - 1.4 Preferred Securities - 0.4 Foreign Government and Government Agency Obligations - 0.4 U.S. Government Agency - Mortgage Securities - 0.0 Preferred Stocks - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 76.6 United Kingdom 4.9 Grand Cayman (UK Overseas Ter) 3.3 Canada 3.1 Japan 1.9 Germany 1.9 France 1.5 Ireland 1.4 Netherlands 1.3 Others 4.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 76.6 United Kingdom - 4.9 Grand Cayman (UK Overseas Ter) - 3.3 Canada - 3.1 Japan - 1.9 Germany - 1.9 France - 1.5 Ireland - 1.4 Netherlands - 1.3 Others - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 20.1 JPMorgan Chase & Co 2.0 Wells Fargo & Co 1.5 Bank of America Corp 1.3 Citigroup Inc 1.3 Goldman Sachs Group Inc/The 1.2 Morgan Stanley 1.2 HSBC Holdings PLC 1.2 General Motors Financial Co Inc 1.2 Deutsche Bank AG/New York NY 1.0 32.0
Fidelity Advisor Limited Term Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Limited Term Bond Fund
Class Name	Fidelity Advisor® Limited Term Bond Fund Class Z
Trading Symbol	FIKRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 3,171,725,178
Holdings Count | shares	1,092
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$3,171,725,178
Number of Holdings	1,092
Portfolio Turnover	66%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 20.1 AAA 7.1 AA 2.1 A 24.5 BBB 33.9 BB 4.6 B 2.6 CCC,CC,C 0.7 D 0.0 Not Rated 4.0 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 20.1 AAA - 7.1 AA - 2.1 A - 24.5 BBB - 33.9 BB - 4.6 B - 2.6 CCC,CC,C - 0.7 D - 0.0 Not Rated - 4.0 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 64.4 U.S. Treasury Obligations 20.1 Asset-Backed Securities 9.1 CMOs and Other Mortgage Related Securities 3.8 Bank Loan Obligations 1.4 Preferred Securities 0.4 Foreign Government and Government Agency Obligations 0.4 U.S. Government Agency - Mortgage Securities 0.0 Preferred Stocks 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 64.4 U.S. Treasury Obligations - 20.1 Asset-Backed Securities - 9.1 CMOs and Other Mortgage Related Securities - 3.8 Bank Loan Obligations - 1.4 Preferred Securities - 0.4 Foreign Government and Government Agency Obligations - 0.4 U.S. Government Agency - Mortgage Securities - 0.0 Preferred Stocks - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 76.6 United Kingdom 4.9 Grand Cayman (UK Overseas Ter) 3.3 Canada 3.1 Japan 1.9 Germany 1.9 France 1.5 Ireland 1.4 Netherlands 1.3 Others 4.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 76.6 United Kingdom - 4.9 Grand Cayman (UK Overseas Ter) - 3.3 Canada - 3.1 Japan - 1.9 Germany - 1.9 France - 1.5 Ireland - 1.4 Netherlands - 1.3 Others - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 20.1 JPMorgan Chase & Co 2.0 Wells Fargo & Co 1.5 Bank of America Corp 1.3 Citigroup Inc 1.3 Goldman Sachs Group Inc/The 1.2 Morgan Stanley 1.2 HSBC Holdings PLC 1.2 General Motors Financial Co Inc 1.2 Deutsche Bank AG/New York NY 1.0 32.0
Fidelity Advisor Limited Term Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Limited Term Bond Fund
Class Name	Fidelity Advisor® Limited Term Bond Fund Class M
Trading Symbol	FTBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 3,171,725,178
Holdings Count | shares	1,092
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$3,171,725,178
Number of Holdings	1,092
Portfolio Turnover	66%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 20.1 AAA 7.1 AA 2.1 A 24.5 BBB 33.9 BB 4.6 B 2.6 CCC,CC,C 0.7 D 0.0 Not Rated 4.0 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 20.1 AAA - 7.1 AA - 2.1 A - 24.5 BBB - 33.9 BB - 4.6 B - 2.6 CCC,CC,C - 0.7 D - 0.0 Not Rated - 4.0 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 64.4 U.S. Treasury Obligations 20.1 Asset-Backed Securities 9.1 CMOs and Other Mortgage Related Securities 3.8 Bank Loan Obligations 1.4 Preferred Securities 0.4 Foreign Government and Government Agency Obligations 0.4 U.S. Government Agency - Mortgage Securities 0.0 Preferred Stocks 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 64.4 U.S. Treasury Obligations - 20.1 Asset-Backed Securities - 9.1 CMOs and Other Mortgage Related Securities - 3.8 Bank Loan Obligations - 1.4 Preferred Securities - 0.4 Foreign Government and Government Agency Obligations - 0.4 U.S. Government Agency - Mortgage Securities - 0.0 Preferred Stocks - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 76.6 United Kingdom 4.9 Grand Cayman (UK Overseas Ter) 3.3 Canada 3.1 Japan 1.9 Germany 1.9 France 1.5 Ireland 1.4 Netherlands 1.3 Others 4.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 76.6 United Kingdom - 4.9 Grand Cayman (UK Overseas Ter) - 3.3 Canada - 3.1 Japan - 1.9 Germany - 1.9 France - 1.5 Ireland - 1.4 Netherlands - 1.3 Others - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 20.1 JPMorgan Chase & Co 2.0 Wells Fargo & Co 1.5 Bank of America Corp 1.3 Citigroup Inc 1.3 Goldman Sachs Group Inc/The 1.2 Morgan Stanley 1.2 HSBC Holdings PLC 1.2 General Motors Financial Co Inc 1.2 Deutsche Bank AG/New York NY 1.0 32.0
Fidelity Advisor Limited Term Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Limited Term Bond Fund
Class Name	Fidelity Advisor® Limited Term Bond Fund Class I
Trading Symbol	EFIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 3,171,725,178
Holdings Count | shares	1,092
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$3,171,725,178
Number of Holdings	1,092
Portfolio Turnover	66%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 20.1 AAA 7.1 AA 2.1 A 24.5 BBB 33.9 BB 4.6 B 2.6 CCC,CC,C 0.7 D 0.0 Not Rated 4.0 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 20.1 AAA - 7.1 AA - 2.1 A - 24.5 BBB - 33.9 BB - 4.6 B - 2.6 CCC,CC,C - 0.7 D - 0.0 Not Rated - 4.0 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 64.4 U.S. Treasury Obligations 20.1 Asset-Backed Securities 9.1 CMOs and Other Mortgage Related Securities 3.8 Bank Loan Obligations 1.4 Preferred Securities 0.4 Foreign Government and Government Agency Obligations 0.4 U.S. Government Agency - Mortgage Securities 0.0 Preferred Stocks 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 64.4 U.S. Treasury Obligations - 20.1 Asset-Backed Securities - 9.1 CMOs and Other Mortgage Related Securities - 3.8 Bank Loan Obligations - 1.4 Preferred Securities - 0.4 Foreign Government and Government Agency Obligations - 0.4 U.S. Government Agency - Mortgage Securities - 0.0 Preferred Stocks - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 76.6 United Kingdom 4.9 Grand Cayman (UK Overseas Ter) 3.3 Canada 3.1 Japan 1.9 Germany 1.9 France 1.5 Ireland 1.4 Netherlands 1.3 Others 4.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 76.6 United Kingdom - 4.9 Grand Cayman (UK Overseas Ter) - 3.3 Canada - 3.1 Japan - 1.9 Germany - 1.9 France - 1.5 Ireland - 1.4 Netherlands - 1.3 Others - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 20.1 JPMorgan Chase & Co 2.0 Wells Fargo & Co 1.5 Bank of America Corp 1.3 Citigroup Inc 1.3 Goldman Sachs Group Inc/The 1.2 Morgan Stanley 1.2 HSBC Holdings PLC 1.2 General Motors Financial Co Inc 1.2 Deutsche Bank AG/New York NY 1.0 32.0
Fidelity Advisor Limited Term Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Limited Term Bond Fund
Class Name	Fidelity Advisor® Limited Term Bond Fund Class C
Trading Symbol	FNBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 69	1.38%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.38%
Net Assets	$ 3,171,725,178
Holdings Count | shares	1,092
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$3,171,725,178
Number of Holdings	1,092
Portfolio Turnover	66%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 20.1 AAA 7.1 AA 2.1 A 24.5 BBB 33.9 BB 4.6 B 2.6 CCC,CC,C 0.7 D 0.0 Not Rated 4.0 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 20.1 AAA - 7.1 AA - 2.1 A - 24.5 BBB - 33.9 BB - 4.6 B - 2.6 CCC,CC,C - 0.7 D - 0.0 Not Rated - 4.0 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 64.4 U.S. Treasury Obligations 20.1 Asset-Backed Securities 9.1 CMOs and Other Mortgage Related Securities 3.8 Bank Loan Obligations 1.4 Preferred Securities 0.4 Foreign Government and Government Agency Obligations 0.4 U.S. Government Agency - Mortgage Securities 0.0 Preferred Stocks 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 64.4 U.S. Treasury Obligations - 20.1 Asset-Backed Securities - 9.1 CMOs and Other Mortgage Related Securities - 3.8 Bank Loan Obligations - 1.4 Preferred Securities - 0.4 Foreign Government and Government Agency Obligations - 0.4 U.S. Government Agency - Mortgage Securities - 0.0 Preferred Stocks - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 76.6 United Kingdom 4.9 Grand Cayman (UK Overseas Ter) 3.3 Canada 3.1 Japan 1.9 Germany 1.9 France 1.5 Ireland 1.4 Netherlands 1.3 Others 4.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 76.6 United Kingdom - 4.9 Grand Cayman (UK Overseas Ter) - 3.3 Canada - 3.1 Japan - 1.9 Germany - 1.9 France - 1.5 Ireland - 1.4 Netherlands - 1.3 Others - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 20.1 JPMorgan Chase & Co 2.0 Wells Fargo & Co 1.5 Bank of America Corp 1.3 Citigroup Inc 1.3 Goldman Sachs Group Inc/The 1.2 Morgan Stanley 1.2 HSBC Holdings PLC 1.2 General Motors Financial Co Inc 1.2 Deutsche Bank AG/New York NY 1.0 32.0
Fidelity Advisor Limited Term Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Limited Term Bond Fund
Class Name	Fidelity Advisor® Limited Term Bond Fund Class A
Trading Symbol	FDIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Net Assets	$ 3,171,725,178
Holdings Count | shares	1,092
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$3,171,725,178
Number of Holdings	1,092
Portfolio Turnover	66%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 20.1 AAA 7.1 AA 2.1 A 24.5 BBB 33.9 BB 4.6 B 2.6 CCC,CC,C 0.7 D 0.0 Not Rated 4.0 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 20.1 AAA - 7.1 AA - 2.1 A - 24.5 BBB - 33.9 BB - 4.6 B - 2.6 CCC,CC,C - 0.7 D - 0.0 Not Rated - 4.0 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 64.4 U.S. Treasury Obligations 20.1 Asset-Backed Securities 9.1 CMOs and Other Mortgage Related Securities 3.8 Bank Loan Obligations 1.4 Preferred Securities 0.4 Foreign Government and Government Agency Obligations 0.4 U.S. Government Agency - Mortgage Securities 0.0 Preferred Stocks 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 64.4 U.S. Treasury Obligations - 20.1 Asset-Backed Securities - 9.1 CMOs and Other Mortgage Related Securities - 3.8 Bank Loan Obligations - 1.4 Preferred Securities - 0.4 Foreign Government and Government Agency Obligations - 0.4 U.S. Government Agency - Mortgage Securities - 0.0 Preferred Stocks - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 76.6 United Kingdom 4.9 Grand Cayman (UK Overseas Ter) 3.3 Canada 3.1 Japan 1.9 Germany 1.9 France 1.5 Ireland 1.4 Netherlands 1.3 Others 4.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 76.6 United Kingdom - 4.9 Grand Cayman (UK Overseas Ter) - 3.3 Canada - 3.1 Japan - 1.9 Germany - 1.9 France - 1.5 Ireland - 1.4 Netherlands - 1.3 Others - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 20.1 JPMorgan Chase & Co 2.0 Wells Fargo & Co 1.5 Bank of America Corp 1.3 Citigroup Inc 1.3 Goldman Sachs Group Inc/The 1.2 Morgan Stanley 1.2 HSBC Holdings PLC 1.2 General Motors Financial Co Inc 1.2 Deutsche Bank AG/New York NY 1.0 32.0
Fidelity Limited Term Securitized Completion Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Securitized Completion Fund
Class Name	Fidelity® Limited Term Securitized Completion Fund
Trading Symbol	FLTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Limited Term Securitized Completion Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Securitized Completion Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 130,590,954
Holdings Count | shares	387
Investment Company Portfolio Turnover	197.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$130,590,954
Number of Holdings	387
Portfolio Turnover	197%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 14.3 AAA 53.1 AA 6.9 A 1.0 Not Rated 25.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 14.3 AAA - 53.1 AA - 6.9 A - 1.0 Not Rated - 25.9 Short-Term Investments and Net Other Assets (Liabilities) - (1.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Asset-Backed Securities 50.6 CMOs and Other Mortgage Related Securities 36.0 U.S. Government Agency - Mortgage Securities 12.4 U.S. Treasury Obligations 1.9 Options 0.3 ASSET ALLOCATION (% of Fund's net assets) Asset-Backed Securities - 50.6 CMOs and Other Mortgage Related Securities - 36.0 U.S. Government Agency - Mortgage Securities - 12.4 U.S. Treasury Obligations - 1.9 Options - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - (1.2)% United States 99.4 Canada 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.4 Canada - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 4.7 Uniform Mortgage Backed Securities 4.4 Freddie Mac Multifamily Structured pass-thru certificates 3.8 Stellantis Financial Underwritten Enhanced Lease Trust 3.1 Freddie Mac Gold Pool 2.9 Wheels Fleet Lease Funding LLC 2.4 GMF Floorplan Owner Revolving Trust 2.3 OCCU Auto Receivables Trust 1.7 Ford Cr Floorplan Mast Own Tr 1.5 BHG 1.4 28.2
Fidelity Series Investment Grade Securitized Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Investment Grade Securitized Fund
Class Name	Fidelity® Series Investment Grade Securitized Fund
Trading Symbol	FHPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Investment Grade Securitized Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Investment Grade Securitized Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 856,421,828
Holdings Count | shares	1,324
Investment Company Portfolio Turnover	600.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$856,421,828
Number of Holdings	1,324
Portfolio Turnover	600%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 90.5 AAA 13.8 AA 0.5 A 0.0 BB 0.0 CCC,CC,C 0.1 Not Rated 20.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 90.5 AAA - 13.8 AA - 0.5 A - 0.0 BB - 0.0 CCC,CC,C - 0.1 Not Rated - 20.4 Short-Term Investments and Net Other Assets (Liabilities) - (25.3)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 87.0 CMOs and Other Mortgage Related Securities 23.6 Asset-Backed Securities 11.0 U.S. Treasury Obligations 3.5 Options 0.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 87.0 CMOs and Other Mortgage Related Securities - 23.6 Asset-Backed Securities - 11.0 U.S. Treasury Obligations - 3.5 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (25.3)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 27.3 Ginnie Mae II Pool 24.8 Freddie Mac Gold Pool 18.7 Uniform Mortgage Backed Securities 10.2 Freddie Mac Multifamily Structured pass-thru certificates 9.2 Fannie Mae Guaranteed REMIC 3.0 Ginnie Mae I Pool 2.8 Fannie Mae 2.0 Freddie Mac Non Gold Pool 2.0 US Treasury Bonds 1.9 101.9